Nuveen Preferred and Income Fund
Portfolio of Investments October 31, 2023
(Unaudited)
JPT
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 154.8%  (98.9% of Total Investments)
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 82 .5%
( 52 .7 % of Total Investments) X 64,561,085
Automobiles & Components - 2.2%
$ 1,384 General Motors Financial Co Inc 5.750% N/A (b) $ 1,078,893
744 General Motors Financial Co Inc 5.700% N/A (b) 624,784
Total Automobiles & Components 1,703,677
Banks - 33.6%
550 Bank of America Corp 6.250% N/A (b) 540,557
730 Bank of America Corp 6.300% N/A (b) 710,301
240 Bank of America Corp 6.100% N/A (b) 231,402
365 Bank of America Corp 4.375% N/A (b) 294,592
685 Bank of America Corp 6.500% N/A (b) 676,015
630 Citigroup Inc 5.000% N/A (b) 596,240
900 Citigroup Inc 6.250% N/A (b) 844,885
490 Citigroup Inc 7.625% N/A (b) 471,842
890 Citigroup Inc 6.300% N/A (b) 863,045
420 Citigroup Inc 4.150% N/A (b) 327,018
240 Citigroup Inc 7.375% N/A (b) 228,907
1,337 Citigroup Inc 5.950% N/A (b) 1,271,154
444 Citizens Financial Group Inc 6.375% N/A (b) 361,040
880 CoBank ACB 6.450% N/A (b) 817,466
833 CoBank ACB 6.250% N/A (b) 784,980
615 Farm Credit Bank of Texas, 144A 6.200% N/A (b) 550,425
640 Farm Credit Bank of Texas, 144A 5.700% N/A (b) 598,400
200 Fifth Third Bancorp 4.500% N/A (b) 170,008
50 (c) Fifth Third Bancorp (TSFR3M reference rate + 3.295%
spread)
8.689% N/A (b) 45,094
925 (c) First Citizens BancShares Inc/NC (TSFR3M reference rate +
4.234% spread)
9.643% N/A (b) 940,961
775 Huntington Bancshares Inc/OH 5.625% N/A (b) 602,680
1,290 JPMorgan Chase & Co 5.000% N/A (b) 1,248,350
345 JPMorgan Chase & Co 6.100% N/A (b) 340,299
1,910 JPMorgan Chase & Co 6.750% N/A (b) 1,908,550
315 KeyCorp 5.000% N/A (b) 209,806
515 M&T Bank Corp 5.125% N/A (b) 388,373
220 M&T Bank Corp 3.500% N/A (b) 147,116
345 M&T Bank Corp 6.450% N/A (b) 321,859
170 PNC Financial Services Group Inc/The 6.200% N/A (b) 151,247
420 PNC Financial Services Group Inc/The 6.000% N/A (b) 352,069
485 PNC Financial Services Group Inc/The 3.400% N/A (b) 348,978
1,635 (c) PNC Financial Services Group Inc/The (TSFR3M reference rate + 3.302% spread)
8.711% N/A (b) 1,612,381
875 PNC Financial Services Group Inc/The 6.250% N/A (b) 720,126
266 PNC Financial Services Group Inc/The 5.000% N/A (b) 221,218
310 Regions Financial Corp 5.750% N/A (b) 284,362
525 (c) Truist Financial Corp (TSFR3M reference rate + 3.364%
spread)
8.773% N/A (b) 497,984
605 Truist Financial Corp 5.100% N/A (b) 484,533
1,265 Truist Financial Corp 4.800% N/A (b) 1,036,683
805 (d) Wells Fargo & Co 7.950% 11/15/29 849,082
1,040 Wells Fargo & Co 5.875% N/A (b) 1,010,417
885 Wells Fargo & Co 5.900% N/A (b) 870,225
680 Wells Fargo & Co 7.625% N/A (b) 680,882
355 (c) Zions Bancorp NA (3-Month LIBOR reference rate + 4.440%
spread)
10.111% N/A (b) 334,445

Nuveen Preferred and Income Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

JPT
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Banks (continued)
$ 355 (c) Zions Bancorp NA (3-Month LIBOR reference rate + 3.800%
spread)
9.471% N/A (b) $ 293,465
Total Banks 26,239,462
Capital Goods - 4.2%
2,600 (d) AerCap Global Aviation Trust, 144A 6.500% 6/15/45 2,550,565
255 AerCap Holdings NV 5.875% 10/10/79 239,331
580 Air Lease Corp 4.650% N/A (b) 493,663
Total Capital Goods 3,283,559
Energy - 2.4%
630 Enbridge Inc 5.750% 7/15/80 525,139
350 Enbridge Inc 7.625% 1/15/83 313,054
220 Enbridge Inc 5.500% 7/15/77 187,176
155 Enbridge Inc 6.000% 1/15/77 134,879
295 Energy Transfer LP 6.500% N/A (b) 267,176
60 Energy Transfer LP 7.125% N/A (b) 49,826
300 Transcanada Trust 5.600% 3/07/82 231,547
223 Transcanada Trust 5.500% 9/15/79 176,684
Total Energy 1,885,481
Financial Services - 12.2%
475 Ally Financial Inc 4.700% N/A (b) 277,310
470 Ally Financial Inc 4.700% N/A (b) 305,076
305 American AgCredit Corp, 144A 5.250% N/A (b) 279,075
435 American Express Co 3.550% N/A (b) 341,475
205 Bank of New York Mellon Corp/The 4.700% N/A (b) 194,027
425 Capital Farm Credit ACA, 144A 5.000% N/A (b) 382,500
500 Capital One Financial Corp 3.950% N/A (b) 347,990
595 Charles Schwab Corp/The 5.375% N/A (b) 564,987
250 Compeer Financial ACA, 144A 4.875% N/A (b) 225,000
2 Compeer Financial ACA, 144A 10.206% N/A (b) 1,993,196
335 Discover Financial Services 6.125% N/A (b) 309,343
145 Discover Financial Services 5.500% N/A (b) 96,700
630 Equitable Holdings Inc 4.950% N/A (b) 574,155
360 Goldman Sachs Group Inc/The 4.125% N/A (b) 285,233
605 Goldman Sachs Group Inc/The 7.500% N/A (b) 593,355
709 Goldman Sachs Group Inc/The 5.300% N/A (b) 660,863
1,483 Goldman Sachs Group Inc/The 5.500% N/A (b) 1,446,106
180 (c) Goldman Sachs Group Inc/The (TSFR3M reference rate +
3.136% spread)
8.501% N/A (b) 178,731
560 Voya Financial Inc 7.748% N/A (b) 549,800
Total Financial Services 9,604,922
Food, Beverage & Tobacco - 6.2%
2,005 Dairy Farmers of America Inc, 144A 7.125% N/A (b) 1,804,500
1,550 Land O' Lakes Inc, 144A 8.000% N/A (b) 1,364,000
1,275 Land O' Lakes Inc, 144A 7.000% N/A (b) 930,750
980 Land O' Lakes Inc, 144A 7.250% N/A (b) 764,400
Total Food, Beverage & Tobacco 4,863,650
Insurance - 15.3%
280 Aegon NV 5.500% 4/11/48 253,049
260 American International Group Inc 5.750% 4/01/48 236,587
1,490 (d) Assurant Inc 7.000% 3/27/48 1,427,101
3,390 (d) Assured Guaranty Municipal Holdings Inc, 144A 6.400% 12/15/66 2,881,264
440 AXIS Specialty Finance LLC 4.900% 1/15/40 346,146
220 Enstar Finance LLC 5.750% 9/01/40 193,563

Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Insurance (continued)
$ 375 Enstar Finance LLC 5.500% 1/15/42 $ 298,907
845 Markel Group Inc 6.000% N/A (b) 816,954
900 MetLife Inc, 144A 9.250% 4/08/38 974,844
205 MetLife Inc 5.875% N/A (b) 180,548
450 PartnerRe Finance B LLC 4.500% 10/01/50 369,851
750 Provident Financing Trust I 7.405% 3/15/38 725,128
200 Prudential Financial Inc 5.125% 3/01/52 170,048
125 Prudential Financial Inc 3.700% 10/01/50 98,483
268 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 263,573
640 QBE Insurance Group Ltd, 144A 7.500% 11/24/43 640,298
940 QBE Insurance Group Ltd, 144A 5.875% N/A (b) 898,377
740 SBL Holdings Inc, 144A 6.500% N/A (b) 417,395
1,290 SBL Holdings Inc, 144A 7.000% N/A (b) 783,829
Total Insurance 11,975,945
Media & Entertainment - 0.3%
375 Paramount Global 6.375% 3/30/62 275,977
Total Media & Entertainment 275,977
Telecommunication Services - 1.1%
860 Vodafone Group PLC 7.000% 4/04/79 831,553
Total Telecommunication Services 831,553
Utilities - 5.0%
355 AES Andes SA, 144A 7.125% 3/26/79 333,944
245 AES Andes SA, 144A 6.350% 10/07/79 226,429
345 American Electric Power Co Inc 3.875% 2/15/62 270,937
75 CMS Energy Corp 4.750% 6/01/50 62,195
370 Edison International 5.000% N/A (b) 329,286
160 Edison International 5.375% N/A (b) 143,387
1,125 (d) Emera Inc 6.750% 6/15/76 1,057,992
440 Sempra 4.875% N/A (b) 410,901
475 Sempra 4.125% 4/01/52 365,880
360 Southern Co/The 4.000% 1/15/51 328,458
200 Vistra Corp, 144A 8.000% N/A (b) 190,000
195 Vistra Corp, 144A 7.000% N/A (b) 177,450
Total Utilities 3,896,859
Total $1,000 Par (or similar) Institutional Preferred
(cost $72,841,520) 64,561,085
Principal
Amount (000) Description (a) ,(e) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 46 .0% ( 29 .4 % of Total
Investments) X 35,952,126
Banks - 38.5%
$ 285 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (b) $ 274,812
1,355 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (b) 1,276,570
225 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (b) 178,674
740 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (b) 638,727
800 Banco Santander SA , Reg S 7.500% N/A (b) 775,178
1,200 Banco Santander SA 4.750% N/A (b) 862,956
1,385 Barclays PLC 8.000% N/A (b) 1,225,033
745 Barclays PLC 8.000% N/A (b) 728,643
1,000 Barclays PLC 6.125% N/A (b) 893,220
250 BNP Paribas SA, 144A 9.250% N/A (b) 254,122
1,670 BNP Paribas SA, 144A 6.625% N/A (b) 1,646,634
730 BNP Paribas SA, 144A 8.500% N/A (b) 699,478

Nuveen Preferred and Income Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

JPT
Principal
Amount (000) Description (a),(e) Coupon Maturity Value
Banks (continued)
$ 995 BNP Paribas SA, 144A 7.750% N/A (b) $ 922,537
2,035 Credit Agricole SA, 144A 8.125% N/A (b) 2,009,562
2,730 HSBC Holdings PLC 6.375% N/A (b) 2,573,537
1,345 HSBC Holdings PLC 6.000% N/A (b) 1,171,448
920 HSBC Holdings PLC 8.000% N/A (b) 902,750
2,545 ING Groep NV 6.500% N/A (b) 2,381,228
285 ING Groep NV , Reg S 6.750% N/A (b) 282,910
200 ING Groep NV 5.750% N/A (b) 175,909
570 Intesa Sanpaolo SpA, 144A 7.700% N/A (b) 532,305
2,500 Lloyds Banking Group PLC 7.500% N/A (b) 2,319,500
300 Lloyds Banking Group PLC 8.000% N/A (b) 263,432
580 Macquarie Bank Ltd/London, 144A 6.125% N/A (b) 513,377
365 NatWest Group PLC 8.000% N/A (b) 354,340
1,880 NatWest Group PLC 6.000% N/A (b) 1,722,284
480 Nordea Bank Abp, 144A 6.625% N/A (b) 448,730
1,315 Societe Generale SA, 144A 9.375% N/A (b) 1,269,466
1,230 Societe Generale SA, 144A 7.875% N/A (b) 1,218,726
705 Standard Chartered PLC, 144A 7.750% N/A (b) 676,407
365 Standard Chartered PLC, 144A 6.000% N/A (b) 343,445
550 UniCredit SpA , Reg S 8.000% N/A (b) 541,750
Total Banks 30,077,690
Financial Services - 7.5%
1,800 Deutsche Bank AG 6.000% N/A (b) 1,449,281
200 Deutsche Bank AG 7.500% N/A (b) 177,212
200 Deutsche Bank AG , Reg S 4.789% N/A (b) 165,000
2,685 UBS Group AG , Reg S 6.875% N/A (b) 2,526,155
1,570 UBS Group AG, 144A 7.000% N/A (b) 1,556,788
Total Financial Services 5,874,436
Total Contingent Capital Securities
(cost $39,004,874) 35,952,126
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 24 .8% ( 15 .8 % of Total
Investments) X 19,387,083
Banks - 7.2%
4,740 CoBank ACB 6.200% $ 457,647
15,000 Farm Credit Bank of Texas, 144A 9.681% 1,492,500
19,366 Fifth Third Bancorp 6.625% 471,949
43,000 KeyCorp 6.200% 718,530
8,100 KeyCorp 6.125% 144,585
31,600 New York Community Bancorp Inc 6.375% 667,392
21,268 Regions Financial Corp 6.375% 445,990
10,600 Regions Financial Corp 5.700% 189,210
11,558 Synovus Financial Corp 5.875% 262,598
16,400 Wells Fargo & Co 4.750% 291,920
7,900 Western Alliance Bancorp 4.250% 123,872
15,308 Wintrust Financial Corp 6.875% 366,474
Total Banks 5,632,667
Capital Goods - 0.6%
11,571 Air Lease Corp 6.150% 279,092
7,500 WESCO International Inc 10.625% 199,950
Total Capital Goods 479,042

Shares   Description (a) Coupon Value
Energy - 2.3%
5,100 Energy Transfer LP 7.600% $ 126,072
31,634 NuStar Energy LP 12.438% 805,718
24,163 NuStar Energy LP 11.315% 606,491
9,992 NuStar Logistics LP 12.389% 259,592
Total Energy 1,797,873
Financial Services - 4.7%
4,913 AgriBank FCB 6.875% 491,300
13,351 Equitable Holdings Inc 5.250% 326,432
33,800 Morgan Stanley 5.850% 738,868
16,433 Morgan Stanley 6.375% 386,504
18,500 Morgan Stanley 6.875% 333,555
12,974 Morgan Stanley 7.125% 325,648
7,300 Morgan Stanley 6.500% 180,018
11,900 Synchrony Financial 5.625% 175,763
35,623 Voya Financial Inc 5.350% 737,040
Total Financial Services 3,695,128
Food, Beverage & Tobacco - 2.3%
31,207 CHS Inc 7.100% 771,749
31,132 CHS Inc 6.750% 736,272
10,959 CHS Inc 7.875% 280,331
Total Food, Beverage & Tobacco 1,788,352
Insurance - 7.3%
43,600 American Equity Investment Life Holding Co 5.950% 922,140
23,700 American Equity Investment Life Holding Co 6.625% 543,204
38,688 Aspen Insurance Holdings Ltd 9.593% 978,033
16,280 Aspen Insurance Holdings Ltd 5.625% 276,923
12,000 Assurant Inc 5.250% 224,640
27,700 Athene Holding Ltd 6.350% 585,301
22,400 Athene Holding Ltd 6.375% 543,648
23,000 Enstar Group Ltd 7.000% 547,170
26,902 Reinsurance Group of America Inc 5.750% 659,637
11,600 Reinsurance Group of America Inc 7.125% 295,800
9,463 Selective Insurance Group Inc 4.600% 149,515
Total Insurance 5,726,011
Telecommunication Services - 0.2%
8,700 AT&T Inc 4.750% 150,510
Total Telecommunication Services 150,510
Utilities - 0.2%
4,700 NiSource Inc 6.500% 117,500
Total Utilities 117,500
Total $25 Par (or similar) Retail Preferred
(cost $22,270,898) 19,387,083
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 1 .5% ( 1 .0 % of Total Investments) X 1,204,377
Energy - 0.6%
$ 470 Enbridge Inc 8.500% 1/15/84 $ 450,245
Total Energy 450,245

Nuveen Preferred and Income Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

JPT
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000)   Description (a) Coupon Maturity Value
Financial Services - 0.6%
$ 2,900 Credit Suisse Group AG 7.500% 6/11/72 $ 304,500
1,000 Credit Suisse Group AG 6.380% 2/21/72 105,000
620 Credit Suisse Group AG 7.500% 1/17/72 65,100
Total Financial Services 474,600
Insurance - 0.3%
295 Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 279,532
Total Insurance 279,532
Total Corporate Bonds
(cost $5,295,462) 1,204,377
Total Long-Term Investments
(cost $139,412,754) 121,104,671
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.7% (1.1% of Total Investments)
X –
REPURCHASE AGREEMENTS - 1 .7% ( 1 .1 % of Total Investments) X 1,310,000
$ 1,310 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/23, repurchase price
$1,310,192, collateralized by $1,954,000, U.S. Treasury
Note, 2.875%, due 5/15/52, value $1,336,200
5.280% 11/01/23 $ 1,310,000
Total Repurchase Agreements
(cost $1,310,000) 1,310,000
Total Short-Term Investments
(cost $1,310,000) 1,310,000
Total Investments (cost $ 140,722,754 ) - 156 .5% 122,414,671
Borrowings - (49.6)% (f),(g) (38,800,000)
Reverse Repurchase Agreements, including accrued interest
- (7.5)%(h) (5,853,000)
Other Assets & Liabilities, Net -  0.6% 474,280
Net Assets Applicable to Common Shares - 100% $ 78,235,951

Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ 1,993,196 $ 62,567,889 $ – $ 64,561,085
Contingent Capital Securities – 35,952,126 – 35,952,126
$25 Par (or similar) Retail Preferred 18,438,136 948,947 – 19,387,083
Corporate Bonds – 1,204,377 – 1,204,377
Short-Term Investments:
Repurchase Agreements – 1,310,000 – 1,310,000
Total
$ 20,431,332 $ 101,983,339 $ – $ 122,414,671
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Perpetual security. Maturity date is not applicable.
(c) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $8,479,962 have been pledged as collateral for reverse repurchase agreements.
(e) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(f) Borrowings as a percentage of Total Investments is 31.7%.
(g) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(h) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 4.8%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
TSFR
3M CME Term SOFR 3 Month